SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	9,938,676	3,911,410
Wealth management products	19,463,985	26,491,683
Short-term held-to-maturity debt investments	—	3,631,732
Available-for-sale debt investments	—	1,380,668
Listed equity securities	—	70,415
Total	29,402,661	35,485,908

Bank time deposits are time deposits with original maturities of longer than three months but less than one year or long-term bank deposits with a maturity date within one year.

The Group’s wealth management products mainly consist of various financial instruments issued by multiple financial institutions with variable interest rates indexed to performance of underlying asset. The Group elects to measure the investment in wealth management products at fair value with the fair value changes mainly recorded in other income, net and fair value changes in investments, net in the consolidated statements of comprehensive income (loss).

Held-to-maturity debt investments include debt instruments issued by financial institutions with maturities of less than one year for which the Group has the positive intent and ability to hold those securities to maturity.

Available-for-sale debt investments in short-term investments mainly include investments in debt securities issued by banks and other financial institutions that are redeemable at the issuer’s option, which the group intents to sell in the near term.

Listed equity securities in short-term investments are equity securities the group intents to sell in the near term.

Held-to-maturity debt investments as of December 31, 2022 are shown as below:

As of December 31, 2022
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	3,631,732	—	(60,672)	3,571,060	512,744

Available-for-sale debt investments as of December 31, 2022 are shown as below:

As of December 31, 2022
Cost or
	amortized cost	Gross	Gross
	less allowance	unrealized	unrealized
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Available-for-sale debt investments	1,410,746	—	(30,078)	1,380,668	198,241